UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)           (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
924,370	American Vanguard Corporation	$ 10,084,877	1.15%

Air Transportation, Nonscheduled
455,863	Era Group Inc. *	10,111,041	1.15%

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
486,750	AAON Inc.	11,667,398	1.33%

Broadwoven Fabric Mills, Man Made Fiber & Silk
223,511	Albany International Corporation Class A	8,761,631	1.00%

Commercial Printing
196,204	Multi-Color Corporation	12,317,687	1.40%

Communications Services, NEC
297,613	DigitalGlobe, Inc. *	9,574,210	1.09%

Computer & Office Equipment
216,915	Lexmark International Inc. Class A	9,628,857	1.10%

Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	4,075,682	0.46%

Crude Petroleum & Natural Gas
1,222,410	PetroQuest Energy, Inc. *	3,276,059	0.37%

Electronic Coils, Transformers & Other Inductors
198,695	Bel Fuse, Inc. Class B	4,079,208	0.46%

Electric Lighting & Wiring Equipment
277,250	AZZ incorporated	12,861,628	1.46%

Electronic Components & Accessories
963,825	Vishay Intertechnology Inc.	12,221,301	1.39%

Engines & Turbines
618,130	Briggs & Stratton Corporation	12,084,442	1.38%

Fabricated Plate Work (Boiler Shops)
106,345	Chart Industries, Inc. *	4,312,290	0.49%

Fabricated Structural Metal Products
543,840	Harsco Corporation	8,744,947	1.00%

Fire, Marine & Casualty Insurance
391,993	Horace Mann Educators Corporation	13,316,002
121,217	The Navigators Group, Inc. *	9,460,987
		22,776,989	2.59%

General Building Contractors - Nonresidential Buildings
566,490	Tutor Perini Corporation *	12,009,588	1.37%

Gold & Silver Ores
1,571,540	Nevsun Resources Ltd. (Canada)	6,160,437	0.70%

Greeting Cards
230,663	CSS Industries Inc.	6,536,989	0.74%

Ice Cream & Frozen Desserts
785,190	Dean Foods Company	12,759,338	1.45%

Industrial Inorganic Chemicals
389,265	LSB Industries, Inc. *	16,508,729	1.88%

Instruments for Measuring & Testing of Electricity & Electric Signals
122,571	Allied Motion Technologies, Inc.	3,593,782	0.41%

Insurance Agents, Brokers & Service
97,930	CorVel Corporation *	3,500,018	0.40%

Life Insurance
278,810	Primerica, Inc.	12,886,598	1.47%

Machine Tools, Metal Cutting Types
125,000	Hardinge Inc.	1,345,000	0.15%

Metal Forgings & Stampings
324,919	Materion Corp.	12,993,511
430,210	TriMas Corp. *	12,119,016
		25,112,527	2.86%

Metal Mining
2,665,200	Cliffs Natural Resources Inc.	15,831,288	1.80%

Millwood, Veneer, Plywood, & Structural Wood Members
1,141,020	Ply Gem Holdings, Inc. *	15,495,052	1.76%

Miscellaneous Business Credit Institution
887,060	Intrepid Potash, Inc. *	11,114,862	1.26%

Miscellaneous Fabricated Metal Products
1,064,570	Mueller Water Products, Inc. Series A	9,964,375	1.13%

Motor Homes
592,186	Winnebago Industries, Inc.	12,264,172	1.40%

Motor Vehicle Parts & Accessories
964,791	Modine Manufacturing Corporation *	11,857,281
570,160	Remy International, Inc.	12,686,060
668,945	Superior Industries International, Inc.	12,442,377
		36,985,718	4.21%

National Commercial Banks
211,608	City Holding Company	9,727,620
307,100	Community Bank System Inc.	10,733,145
720,290	First Financial Bancorp	12,432,205
1,425,880	First Niagara Financial Group, Inc.	12,968,379
167,310	WSFS Financial Corporation	11,907,453
		57,768,802	6.57%

Office Furniture (No Wood)
740,290	Steelcase Inc. Class A	13,006,895	1.48%

Operative Builders
644,990	M/I Homes, Inc. *	14,550,974	1.66%

Paints, Varnishes, Lacquers, Enamels & Allied Products
1,025,460	Ferro Corporation *	13,833,455	1.57%

Pharmaceutical Preparations
312,774	Cambrex Corporation *	12,038,671	1.37%

Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	2,945,524	0.34%

Pulp Mills
453,764	Mercer International Inc. (Canada) *	6,488,825	0.74%

Radio & TV Broadcasting & Communication Equipment
421,720	Comtech Telecommunications Corp.	12,187,708	1.39%

Railroad Equipment
154,960	Freightcar America, Inc.	4,042,906	0.46%

Real Estate Agents & Managers (For Others)
571,790	Interval Leisure Group, Inc.	14,174,674	1.61%

Refrigeration & Service Industries
164,700	Standex International Corp.	13,319,289	1.52%

Retail - Furniture Stores
352,290	Haverty Furniture Companies, Inc.	7,560,143	0.86%

Retail - Variety Stores
306,320	Big Lots, Inc.	13,959,002	1.59%

Rolling Drawing & Extruding of Nonferrous Metals
182,510	Kaiser Aluminum Corporation	14,668,329	1.67%

Savings Institution, Federally Chartered
708,695	Dime Community Bancshares, Inc.	11,282,424	1.28%

Services - Business Services, NEC
761,648	Lionbridge Technologies, Inc. *	4,227,146	0.48%

Services - Computer Integrated Systems Design
553,590	Convergys Corporation	12,555,421
1,379,078	Sonus Networks, Inc. *	10,922,298
168,880	SYNNEX Corporation	12,919,320
		36,397,039	4.14%

Services - Educational Services
243,152	American Public Education, Inc. *	6,781,509
216,930	Capella Education Company	11,720,728
		18,502,237	2.11%

Services - Equipment Rental & Leasing, NEC
321,450	McGrath Rentcorp	10,643,210	1.21%

Services - Home Health Care Services
190,716	Addus HomeCare Corporation *	5,118,817	0.58%

Services - Miscellaneous Amusement & Recreation
615,980	SeaWorld Entertainment, Inc.	13,058,776	1.49%

Services - Nursing & Personal Care Facilities
703,208	Kindred Healthcare, Inc.	16,138,624	1.84%

Special Industry Machinery, NEC
190,400	Amtech Systems, Inc. *	2,380,000	0.27%

State Commercial Banks
354,540	Bryn Mawr Bank Corp.	10,668,109
775,670	CVB Financial Corp.	12,139,236
338,627	Eagle Bancorp, Inc. *	12,481,791
192,600	Great Southern Bancorp, Inc.	7,592,292
309,670	Lakeland Financial Corporation	12,092,614
429,650	Southside Bancshares, Inc.	11,738,024
141,020	Stock Yards Bancorp, Inc.	4,907,496
377,140	TriCo Bancshares	8,794,905
1,747,064	TrustCo Bank Corp NY	11,652,917
1,216,920	Wilshire Bancorp, Inc.	12,838,506
		104,905,890	11.93%

Textile Mill Products
152,020	Lydall Inc. *	4,080,217
429,429	Unifi, Inc. *	15,154,549
		19,234,766	2.19%

Truck Trailers
795,839	Wabash National Corporation *	11,157,663	1.27%

Trucking (No Local)
293,820	Werner Enterprises, Inc.	7,894,943	0.90%

Wholesale - Durable Goods
15,000	School Specialty, Inc. *	1,500,000	0.17%

Wholesale - Machinery, Equipment & Supplies
250,000	Lawson Products, Inc. *	5,862,500	0.67%

Wholesale - Paper & Paper Products
311,640	United Stationers Inc.	12,655,700	1.44%

Wood Household Furniture, (No Upholstered)
319,382	Bassett Furniture Industries Inc.	9,012,960	1.03%

Total for Common Stocks (Cost $719,185,547)		$ 849,164,612	96.64%

MONEY MARKET FUNDS
27,623,173	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	$ 27,623,173	3.14%
(Cost $27,623,173)

Total Investment Securities		876,787,785	99.78%
	(Cost $746,808,720)

Other Assets in Excess of Liabilities		1,968,234	0.22%

Net Assets		$ 878,756,019	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2015.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund
		Schedule of Investments
		April 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Transportation, Nonscheduled
46,930	Air Methods Corporation *	$ 2,144,701	2.53%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
29,580	Deluxe Corporation	1,915,305	2.26%

Computer & Office Equipment
45,310	Lexmark International Inc. Class A	2,011,311	2.37%

Construction - Special Trade Contractors
52,420	Chicago Bridge & Iron Company N.V. (Netherlands)	2,497,813	2.95%

Converted Paper & Paperboard Products (No Containers/Boxes)
34,360	Avery Dennison Corp.	1,910,072	2.25%

Crude Petroleum & Natural Gas
120,730	Ultra Petroleum Corp. *	2,056,032	2.43%

Electrical Work
44,440	EMCOR Group, Inc.	1,983,357	2.34%

Electronic Components & Accessories
159,970	Vishay Intertechnology Inc.	2,028,420	2.39%

Fabricated Rubber Products, NEC
23,550	Carlisle Companies Incorporated	2,272,575	2.68%

Fabricated Structural Metal Products
127,870	Harsco Corporation	2,056,150	2.43%

Fire, Marine & Casualty Insurance
28,380	American Financial Group	1,793,616
52,430	Horace Mann Educators Corporation	1,781,047
		3,574,663	4.22%

Life Insurance
39,460	Primerica, Inc.	1,823,841
94,790	Symetra Financial Corporation	2,251,262
		4,075,103	4.81%

Metal Mining
300,670	Cliffs Natural Resources, Inc.	1,785,980	2.11%

National Commercial Banks
240,250	First Niagara Financial Group, Inc.	2,185,074	2.58%

Office Furniture (No Wood)
102,010	Steelcase Inc. Class A	1,792,316	2.11%

Plastic Materials, Synth Resin
40,330	Hexcel Corp.	2,022,549
57,690	PolyOne Corporation	2,252,795
		4,275,344	5.03%

Plastics Products, NEC
34,650	AptarGroup, Inc.	2,150,725	2.54%

Railroad Equipment
73,325	Trinity Industries, Inc.	1,986,374	2.34%

Retail - Food Stores
48,630	GNC Holdings, Inc. Class A	2,093,521	2.47%

Retail - Variety Stores
40,010	Big Lots, Inc.	1,823,256	2.15%

Services - Computer Processing & Data Preparation
18,930	DST Systems, Inc.	2,178,464	2.57%

Services - Educational Services
55,300	DeVry Education Group Inc.	1,672,272
2,140	Graham Holdings Company Class B	2,189,070
		3,861,342	4.55%

Services - Equipment Rental & Leasing, NEC
63,960	McGrath Rentcorp	2,117,716	2.50%

Services - Hospitals
51,130	HealthSouth Corp.	2,312,099	2.73%

Services - Miscellaneous Amusement & Recreation
106,340	SeaWorld Entertainment, Inc.	2,254,408	2.66%

Services - Nursing & Personal Care Facilities
97,100	Kindred Healthcare, Inc.	2,228,445	2.63%

Services - Personal Services
14,870	UniFirst Corporation	1,683,730	1.99%

State Commercial Banks
35,190	Bank of Hawaii Corporation	2,125,124
49,518	Commerce Bancshares, Inc.	2,114,914
55,760	Eagle Bancorp, Inc. *	2,055,314
46,240	Independent Bank Corp.	1,929,133
16,190	Signature Bank Corp. *	2,170,917
		10,395,402	12.25%

Trucking (No Local)
86,540	Swift Transportation Company Class A *	2,094,268	2.47%

Wholesale - Electronic Parts & Equipment, NEC
41,280	Avnet, Inc.	1,759,766	2.08%

Total for Common Stocks (Cost $72,686,239)		$ 77,503,732	91.42%

REAL ESTATE INVESTMENT TRUSTS
68,095	OUTFRONT Media Inc.	$ 1,955,688	2.31%
(Cost $2,012,876)

MONEY MARKET FUNDS
2,949,797	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	$ 2,949,797	3.48%
(Cost $2,949,797)

Total Investment Securities		82,409,217	97.21%
	(Cost $77,648,912)

Other Assets in Excess of Liabilities		2,368,432	2.79%

Net Assets		$ 84,777,649	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2015.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$746,808,720	$77,648,912
Gross Unrealized Appreciation	$159,478,500	$7,635,601
Gross Unrealized Depreciation	($29,499,435)	($2,875,296)
Net Unrealized Appreciation
(Depreciation) on Investments	$129,979,065	$4,760,305

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken on the Funds’ 2015 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Funds record security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2015:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$849,164,612	$0	$0	$849,164,612
Money Market Funds	27,623,173	0	0	27,623,173
Total	$876,787,785	$0	$0	$876,787,785

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$77,503,732	$0	$0	$77,503,732
Real Estate Investment Trusts	1,955,688	0	0	1,955,688
Money Market Funds	2,949,797	0	0	2,949,797
Total	$82,409,217	$0	$0	$82,409,217

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2015.  There were no transfers into or out of the levels during the period ended April 30, 2015.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2015.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           June 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           June 15, 2015

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:           June 15, 2015